Notes to the consolidated statements of income - Impairments (Details)	6 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of information for cash-generating units
Number of years of budget	3 years
Minimum number of projection years	4 years
Maximum number of projection years	10 years
Latin America Segment
Disclosure of information for cash-generating units
Excess of recoverable amount over carrying amount	€ 23,096,000
Latin America Segment | Pre-tax WACC
Disclosure of information for cash-generating units
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0022	0.0187
Latin America Segment | Pre-tax WACC | Minimum
Disclosure of information for cash-generating units
WACC	11.90%	10.45%
Latin America Segment | Pre-tax WACC | Maximum
Disclosure of information for cash-generating units
WACC	25.57%	20.02%
Latin America Segment | After-tax WACC
Disclosure of information for cash-generating units
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0015	0.0124
Latin America Segment | After-tax WACC | Minimum
Disclosure of information for cash-generating units
WACC	8.83%	8.06%
Latin America Segment | After-tax WACC | Maximum
Disclosure of information for cash-generating units
WACC	22.50%	17.63%
Latin America Segment | Non-amortizable intangible assets and goodwill
Disclosure of information for cash-generating units
Carrying amount of intangible assets	€ 184,277,000	€ 195,606,000